Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an important part of our overall risk management efforts. Our historical services in wealth management and asset management involve the exchange, storage and analysis of highly confidential information, including detailed personal and financial information, through a variety of electronic and non-electronic means. We rely on a network of process and software controls to protect the confidentiality of data provided to us or stored on our systems. Even though we have exited our historical services in wealth management and asset management and have been phasing out the remaining business in this regard, we still have obligations to protect our historical clients’ privacy and confidential information. We will also continue to focus on developing our cybersecurity risk management policies and procedures as we shifted our business focus to exploring various opportunities in consumer technology, consumer healthcare and enterprise technology.

We are not faced with any risks from cybersecurity threat that have materially affected or are reasonably likely to materially affect us, including our business, results of operations, or financial condition. However, despite the cybersecurity risk management procedures and measures that we have implemented, we still face risks of security breaches and attacks against our systems and network which may adversely affect our operation and reputation. For more information, see “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business— Any failure to protect our clients’ privacy and confidential information could lead to legal liability, adversely affect our reputation and have a material adverse effect on our business, financial condition or results of operations.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Cybersecurity risk management is an important part of our overall risk management efforts. Our historical services in wealth management and asset management involve the exchange, storage and analysis of highly confidential information, including detailed personal and financial information, through a variety of electronic and non-electronic means. We rely on a network of process and software controls to protect the confidentiality of data provided to us or stored on our systems. Even though we have exited our historical services in wealth management and asset management and have been phasing out the remaining business in this regard, we still have obligations to protect our historical clients’ privacy and confidential information. We will also continue to focus on developing our cybersecurity risk management policies and procedures as we shifted our business focus to exploring various opportunities in consumer technology, consumer healthcare and enterprise technology.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for overseeing our overall compliance and risk management framework, including cybersecurity risk management. We have also established an internal compliance system to supervise regulation compliance, including compliance with cybersecurity laws and regulations.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our board of directors is responsible for overseeing our overall compliance and risk management framework, including cybersecurity risk management. We have also established an internal compliance system to supervise regulation compliance, including compliance with cybersecurity laws and regulations.